Restricted Cash and Deposits	12 Months Ended
Dec. 31, 2019
Restricted Cash and Deposits
Restricted Cash and Deposits

8.         Restricted Cash and Deposits

	December 31	December 31
	2019	2018

Security for decommissioning obligations	$2,611	$2,569
Other	166	156

	$2,777	$2,725

Security for decommissioning obligations includes cash collateral and a surety bond representing security for future reclamation and closure activities for the Bellekeno, Bermingham, Flame & Moth, Lucky Queen and Onek deposits. Subsequent to year end, the Corporation increased the security by $392,000.